UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22424

Global Macro Absolute Return Advantage Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited)

Convertible Bonds — 0.2%
Security	Principal Amount (000’s omitted)		Value

Bermuda — 0.2%

Liberty Latin America, Ltd., 2.00%, 7/15/24	USD	4,760	$4,862,948

Total Bermuda			$4,862,948

Total Convertible Bonds (identified cost $4,758,816)			$4,862,948

Foreign Corporate Bonds — 6.2%
Security	Principal Amount (000’s omitted)		Value

Argentina — 0.5%

YPF S.A.:

4.00% to 1/1/23, 2/12/26(1)(2)	USD	18,233	$14,750,943

4.00% to 1/1/23, 2/12/26(2)(3)	USD	106	85,590

6.95%, 7/21/27(3)	USD	1,428	882,033

8.50%, 7/28/25(3)	USD	760	552,558

Total Argentina			$16,271,124

Armenia — 0.5%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(3)	USD	16,608	$16,545,720

Total Armenia			$16,545,720

Belarus — 0.1%

Eurotorg, LLC Via Bonitron DAC, 9.00%, 10/22/25(3)	USD	3,827	$4,186,547

Total Belarus			$4,186,547

Brazil — 0.4%

Braskem Netherlands Finance BV, 5.875%, 1/31/50(3)	USD	942	$985,200

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(3)	USD	4,251	4,208,157

Vale S.A., 2.762%(4)(23)	BRL	64,850	6,924,263

Total Brazil			$12,117,620

Bulgaria — 0.5%

Eurohold Bulgaria AD, 6.50%, 12/7/22(3)	EUR	13,100	$14,883,250

Total Bulgaria			$14,883,250

Security	Principal Amount (000’s omitted)		Value

Georgia — 0.3%

Georgia Capital JSC:

6.125%, 3/9/24(3)	USD	2,988	$3,033,418

6.125%, 3/9/24(1)	USD	2,580	2,619,216

Silknet JSC, 11.00%, 4/2/24(3)	USD	3,388	3,686,855

Total Georgia			$9,339,489

Greece — 0.2%

Ellaktor Value PLC, 6.375%, 12/15/24(3)	EUR	6,410	$7,216,677

Total Greece			$7,216,677

Iceland — 1.7%

Alma Ibuethafelag HF, 6.65%, 11/26/28(6)	ISK	2,249,200	$18,853,236

Arion Banki HF, 6.00%, 4/12/24(3)	ISK	1,720,000	14,994,133

Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	7,815,950

Landsbankinn HF, 5.00%, 11/23/23(3)	ISK	1,020,000	8,601,377

WOW Air HF:

0.00%(4)(6)(7)	EUR	121	0

0.00% (3 mo. EURIBOR + 9.00%), 9/24/24(6)(7)	EUR	5,500	0

Total Iceland			$50,264,696

Mexico — 0.3%

Alpha Holding S.A. de CV:

9.00%, 2/10/25(3)	USD	1,483	$374,457

10.00%, 12/19/22(3)	USD	2,864	673,069

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(3)	USD	1,779	1,607,131

Petroleos Mexicanos, 6.75%, 9/21/47	USD	5,400	4,781,484

Total Mexico			$7,436,141

Moldova — 0.3%

Aragvi Finance International DAC, 8.45%, 4/29/26(3)	USD	8,981	$9,256,627

Total Moldova			$9,256,627

Nigeria — 0.2%

SEPLAT Petroleum Development Co. PLC, 7.75%, 4/1/26(3)	USD	4,892	$5,026,530

Total Nigeria			$5,026,530

Paraguay — 0.2%

Frigorifico Concepcion S.A., 10.25%, 1/29/25(3)	USD	6,760	$6,945,900

Total Paraguay			$6,945,900

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Peru — 0.0%(5)

PetroTal Corp., 12.00%, 2/16/24(1)(3)	USD	1,265	$1,271,325

Total Peru			$1,271,325

South Africa — 0.2%

Petra Diamonds US Treasury PLC, 10.50%, 3/8/26(3)	USD	4,873	$4,775,540

Total South Africa			$4,775,540

Uzbekistan — 0.8%

Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV (FMO), 15.00%, 12/8/22(3)	UZS	256,000,000	$24,145,741

Total Uzbekistan			$24,145,741

Total Foreign Corporate Bonds (identified cost $195,409,750)			$189,682,927

Loan Participation Notes — 1.8%
Security	Principal Amount (000’s omitted)		Value

Uzbekistan — 1.8%

Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/23(3)(6)(8)	UZS	294,368,000	$27,845,568

Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank “Asaka”), 18.70%, 7/26/23(3)(6)(8)	UZS	290,568,000	27,468,437

Total Uzbekistan			$55,314,005

Total Loan Participation Notes (identified cost $58,435,862)			$55,314,005

Senior Floating-Rate Loans — 0.0%(5)
Borrower/Description	Principal Amount (000’s omitted)		Value

Argentina — 0.0%(5)

Desarrolladora Energética S.A., Term Loan, 9.50%, 7/18/20(6)(7)(9)		$2,607	$861,778

Total Argentina			$861,778

Total Senior Floating-Rate Loans (identified cost $2,087,135)			$861,778

Sovereign Government Bonds — 60.2%
Security	Principal Amount (000’s omitted)		Value

Argentina — 0.9%

Provincia de Buenos Aires/Government Bonds:

4.00%, 5/15/35(3)	USD	3,937	$1,663,201

6.50%, 2/15/23(3)	USD	9,350	3,903,719

7.875%, 6/15/27(3)	USD	24,338	10,587,273

9.125%, 3/16/24(3)	USD	13,980	6,046,490

9.625%, 4/18/28(3)	USD	1,734	814,980

9.95%, 6/9/21(3)	USD	10,326	4,775,775

Total Argentina			$27,791,438

Bahrain — 1.6%

Kingdom of Bahrain:

5.45%, 9/16/32(3)	USD	18,625	$18,527,219

6.00%, 9/19/44(3)	USD	7,172	6,724,108

6.25%, 1/25/51(3)	USD	15,936	14,977,529

7.50%, 9/20/47(3)	USD	8,845	9,373,666

Total Bahrain			$49,602,522

Barbados — 1.5%

Government of Barbados, 6.50%, 10/1/29(3)	USD	43,780	$44,764,743

Total Barbados			$44,764,743

Belarus — 0.4%

Republic of Belarus, 5.875%, 2/24/26(3)	USD	14,016	$13,612,143

Total Belarus			$13,612,143

Benin — 1.3%

Benin Government International Bond, 6.875%, 1/19/52(3)	EUR	30,780	$39,021,697

Total Benin			$39,021,697

Dominican Republic — 1.2%

Dominican Republic:

5.30%, 1/21/41(3)	USD	12,580	$12,819,020

5.875%, 1/30/60(1)	USD	1,131	1,132,414

5.875%, 1/30/60(3)	USD	16,502	16,522,627

6.40%, 6/5/49(3)	USD	4,064	4,442,968

Total Dominican Republic			$34,917,029

Ecuador — 0.1%

Republic of Ecuador, 0.50% to 7/31/21, 7/31/40(2)(3)	USD	3,486	$1,742,861

Total Ecuador			$1,742,861

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Egypt — 5.9%

Arab Republic of Egypt:

6.375%, 4/11/31(3)	EUR	46,967	$59,062,369

8.15%, 11/20/59(3)	USD	9,402	9,328,194

8.50%, 1/31/47(3)	USD	736	761,632

8.70%, 3/1/49(3)	USD	41,980	43,871,073

8.875%, 5/29/50(3)	USD	1,864	1,966,626

Egypt Government Bond:

14.06%, 1/12/26	EGP	633,513	40,117,497

14.483%, 4/6/26	EGP	101,748	6,513,487

14.556%, 10/13/27	EGP	279,103	17,892,788

Total Egypt			$179,513,666

Georgia — 1.0%

Georgia Treasury Bond:

7.00%, 5/30/24	GEL	51,500	$14,050,342

7.375%, 9/27/23	GEL	12,110	3,372,707

8.125%, 1/25/23	GEL	6,262	1,795,155

9.375%, 4/9/22	GEL	43,335	12,646,179

Total Georgia			$31,864,383

Iceland — 1.9%

Republic of Iceland:

5.00%, 11/15/28	ISK	1,026,224	$9,008,797

6.50%, 1/24/31	ISK	4,662,642	45,336,673

8.00%, 6/12/25	ISK	500,000	4,798,228

Total Iceland			$59,143,698

Indonesia — 2.9%

Indonesia Government Bond, 7.50%, 4/15/40	IDR	1,260,618,000	$89,622,129

Total Indonesia			$89,622,129

Ivory Coast — 2.6%

Ivory Coast Government International Bond:

4.875%, 1/30/32(3)	EUR	7,119	$8,611,752

5.25%, 3/22/30(3)	EUR	19,942	25,262,734

6.625%, 3/22/48(3)	EUR	25,295	31,828,357

6.875%, 10/17/40(3)	EUR	10,213	13,310,099

Total Ivory Coast			$79,012,942

Jordan — 0.9%

Jordan Government International Bond:

5.85%, 7/7/30(3)	USD	2,343	$2,436,184

7.375%, 10/10/47(3)	USD	24,653	25,981,673

Total Jordan			$28,417,857

Security	Principal Amount (000’s omitted)		Value

Lebanon — 0.6%

Lebanese Republic:

6.25%, 11/4/24(3)(7)	USD	11,108	$1,423,268

6.25%, 6/12/25(3)(7)	USD	7,800	1,006,387

6.40%, 5/26/23(7)	USD	11,020	1,422,241

6.65%, 4/22/24(3)(7)	USD	30,094	3,849,324

6.65%, 11/3/28(3)(7)	USD	8,500	1,091,230

6.65%, 2/26/30(3)(7)	USD	132	16,939

6.75%, 11/29/27(3)(7)	USD	1,235	159,481

6.85%, 3/23/27(3)(7)	USD	16,961	2,218,227

6.85%, 5/25/29(7)	USD	14,243	1,807,152

7.00%, 12/3/24(7)	USD	4,878	619,701

7.00%, 3/20/28(3)(7)	USD	15,142	1,905,091

7.05%, 11/2/35(3)(7)	USD	3,532	454,533

7.15%, 11/20/31(3)(7)	USD	12,224	1,560,760

8.20%, 5/17/33(7)	USD	4,223	526,819

8.25%, 5/17/34(7)	USD	3,507	445,845

Total Lebanon			$18,506,998

New Zealand — 1.0%

New Zealand Government Bond, 2.50%, 9/20/40(3)(10)	NZD	32,203	$29,575,166

Total New Zealand			$29,575,166

Pakistan — 1.1%

Islamic Republic of Pakistan:

6.00%, 4/8/26(3)	USD	7,510	$7,733,235

7.375%, 4/8/31(3)	USD	17,450	18,366,125

8.875%, 4/8/51(3)	USD	6,245	6,710,003

Total Pakistan			$32,809,363

Romania — 6.7%

Romania Government International Bond:

2.625%, 12/2/40(3)	EUR	6,205	$7,329,223

2.75%, 4/14/41(3)	EUR	14,921	17,666,098

3.375%, 1/28/50(3)	EUR	62,086	78,208,562

4.625%, 4/3/49(3)	EUR	67,039	99,938,865

Total Romania			$203,142,748

Serbia — 8.5%

Serbia Treasury Bond:

4.50%, 1/11/26	RSD	1,974,240	$22,108,450

4.50%, 8/20/32	RSD	3,818,110	43,457,799

5.875%, 2/8/28	RSD	15,589,350	193,416,453

Total Serbia			$258,982,702

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Suriname — 1.4%

Republic of Suriname:

9.25%, 10/26/26(1)	USD	200	$143,000

9.25%, 10/26/26(3)	USD	59,388	42,462,420

Total Suriname			$42,605,420

Thailand — 1.7%

Thailand Government Bond, 1.25%, 3/12/28(3)(10)	THB	1,650,395	$51,990,160

Total Thailand			$51,990,160

Tunisia — 0.2%

Banque Centrale de Tunisie International Bond:

5.625%, 2/17/24(3)	EUR	4,594	$5,263,205

6.75%, 10/31/23(3)	EUR	1,316	1,542,100

Total Tunisia			$6,805,305

Ukraine — 15.0%

Ukraine Government International Bond:

0.00%, GDP-Linked, 5/31/40(1)(3)(11)	USD	31,977	$33,844,617

9.79%, 5/26/27	UAH	21,980	690,655

10.00%, 8/23/23	UAH	1,618,758	54,903,721

11.67%, 11/22/23	UAH	884,267	31,103,261

15.84%, 2/26/25	UAH	8,635,064	334,265,649

Total Ukraine			$454,807,903

Uruguay — 1.4%

Republic of Uruguay:

3.875%, 7/2/40(10)	UYU	1,198,045	$31,768,427

9.875%, 6/20/22(3)	UYU	393,028	9,283,314

Total Uruguay			$41,051,741

Uzbekistan — 0.0%(5)

Republic of Uzbekistan, 14.50%, 11/25/23(3)	UZS	9,200,000	$884,523

Total Uzbekistan			$884,523

Zambia — 0.4%

Republic of Zambia:

5.375%, 9/20/22(3)	USD	14,071	$8,537,185

8.50%, 4/14/24(3)	USD	2,624	1,616,691

8.97%, 7/30/27(3)	USD	2,625	1,601,266

Total Zambia			$11,755,142

Total Sovereign Government Bonds (identified cost $1,791,770,926)			$1,831,944,279

Sovereign Loans — 3.5%
Borrower	Principal Amount (000’s omitted)	Value

Kenya — 1.0%

Government of Kenya:

Term Loan, 6.714%, (6 mo. USD LIBOR + 6.45%), 6/29/25(12)	$26,852	$27,429,532

Term Loan, 6.911%, (6 mo. USD LIBOR + 6.70%), 10/24/24(12)	3,480	3,536,026

Total Kenya		$30,965,558

Tanzania — 2.5%

Government of the United Republic of Tanzania:

Term Loan, 5.456%, (6 mo. USD LIBOR + 5.20%), 6/23/22(12)	$52,393	$53,829,993

Term Loan, 5.461%, (6 mo. USD LIBOR + 5.20%), 5/23/23(12)	21,771	22,294,792

Total Tanzania		$76,124,785

Total Sovereign Loans (identified cost $104,277,794)		$107,090,343

Collateralized Mortgage Obligations — 0.3%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(13)

Series 2770, Class SH, 6.999%, (7.10% - 1 mo. USD LIBOR), 3/15/34(14)	$1,091	$249,741

Series 4791, Class JI, 4.00%, 5/15/48	16,861	2,257,099

		$2,506,840

Federal National Mortgage Association:

Interest Only:(13)

Series 424, Class C8, 3.50%, 2/25/48	$19,304	$2,326,549

Series 2010-67, Class BI, 5.50%, 6/25/25	3	45

Series 2010-109, Class PS, 6.494%, (6.60% - 1 mo. USD LIBOR), 10/25/40(14)	2,414	489,476

Series 2018-21, Class IO, 3.00%, 4/25/48	16,589	1,554,063

Series 2018-58, Class BI, 4.00%, 8/25/48	2,841	390,518

		$4,760,651

Total Collateralized Mortgage Obligations (identified cost $30,052,534)		$7,267,491

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Government Guaranteed Small Business Administration Loans(15)(16) — 1.0%
Security	Principal Amount (000’s omitted)	Value

1.63%, 11/20/42	$1,201	$77,060

1.88%, 10/30/42 to 12/28/42	10,491	732,814

2.13%, 1/25/43	1,659	127,703

2.24%, 11/15/32 to 4/10/43(17)	45,601	3,932,990

2.38%, 11/30/42 to 3/1/43	6,004	575,179

2.63%, 10/27/42 to 3/20/43	9,750	967,533

2.80%, 4/12/27 to 3/10/43(17)	89,365	8,995,369

2.88%, 10/27/42 to 2/13/43	10,195	1,153,207

3.03%, 2/2/27 to 12/17/43(17)	94,614	10,153,213

3.13%, 10/12/42 to 2/15/43	5,535	730,531

3.38%, 12/18/42	653	93,600

3.63%, 10/27/42 to 3/28/43	23,299	3,471,175

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $33,817,709)		$31,010,374

Common Stocks — 5.1%
Security	Shares	Value

Argentina — 0.1%

IRSA Inversiones y Representaciones S.A. ADR(18)	233,572	$892,245

Transportadora de Gas del Sur S.A. ADR(18)	206,874	939,208

Total Argentina		$1,831,453

Brazil — 0.6%

Petroleo Brasileiro S.A. ADR	2,127,000	$18,036,960

Total Brazil		$18,036,960

Colombia — 0.0%(5)

Bancolombia S.A.	53,988	$401,605

Total Colombia		$401,605

Cyprus — 0.3%

Bank of Cyprus Holdings PLC(18)	8,424,416	$10,455,585

Total Cyprus		$10,455,585

Egypt — 0.2%

Taaleem Management Services Co. SAE(18)	17,865,400	$6,183,299

Total Egypt		$6,183,299

Security	Shares	Value

Georgia — 0.4%

Georgia Capital PLC(18)	1,508,005	$11,725,144

Total Georgia		$11,725,144

Greece — 0.5%

Alpha Services and Holdings S.A.(18)	1,784,700	$2,830,657

Eurobank Ergasias Services and Holdings S.A.(18)	3,832,200	3,617,138

Hellenic Telecommunications Organization S.A.	121,285	2,056,705

JUMBO S.A.	94,787	1,770,796

National Bank of Greece S.A.(18)	1,111,000	3,461,562

OPAP S.A.	170,909	2,621,083

Piraeus Financial Holdings S.A.(18)	62,133	161,816

Total Greece		$16,519,757

Iceland — 1.5%

Arion Banki HF(1)	13,597,650	$14,011,812

Eik Fasteignafelag HF(18)	43,793,505	3,557,250

Eimskipafelag Islands HF	3,417,359	8,625,926

Hagar HF(18)	13,718,165	6,429,084

Reginn HF(18)	18,599,068	3,813,372

Reitir Fasteignafelag HF	7,510,583	4,433,931

Siminn HF	65,082,530	5,400,909

Total Iceland		$46,272,284

Turkey — 0.4%

Akbank T.A.S.	4,922,400	$2,907,679

Aselsan Elektronik Sanayi Ve Ticaret AS	175,200	317,657

BIM Birlesik Magazalar AS	116,200	910,890

Eregli Demir ve Celik Fabrikalari TAS	356,100	817,315

Ford Otomotiv Sanayi AS	16,100	342,174

Haci Omer Sabanci Holding AS	243,100	238,134

KOC Holding AS	193,300	428,643

Turk Hava Yollari AO(18)	141,000	208,161

Turkcell Iletisim Hizmetleri AS	311,100	556,842

Turkiye Garanti Bankasi AS	3,363,600	2,931,899

Turkiye Is Bankasi AS, Class C	443,100	261,674

Turkiye Petrol Rafinerileri AS(18)	32,000	339,250

Turkiye Sise ve Cam Fabrikalari AS	343,200	311,306

Yapi ve Kredi Bankasi AS	747,600	189,377

Total Turkey		$10,761,001

Vietnam — 1.1%

Bank for Foreign Trade of Vietnam JSC	630,710	$2,726,060

Bank for Investment and Development of Vietnam JSC	60	106

Binh Minh Plastics JSC	73,100	187,867

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Vietnam (continued)

Coteccons Construction JSC	239,670	$668,391

Ho Chi Minh City Infrastructure Investment JSC	1,400,400	1,226,020

Hoa Phat Group JSC	1,714,126	4,314,349

KIDO Group Corp.	55,900	123,706

Masan Group Corp.	562,700	2,383,947

Mobile World Investment Corp.	372,000	2,432,610

PetroVietnam Nhon Trach 2 Power JSC	40	37

Refrigeration Electrical Engineering Corp.(18)	703,160	1,749,192

SSI Securities Corp.	803,592	1,133,515

Viet Capital Securities JSC	499,039	1,348,410

Vietnam Dairy Products JSC	569,396	2,304,061

Vietnam Prosperity JSC Bank(18)	1,746,682	4,404,699

Vietnam Technological & Commercial Joint Stock Bank(18)	1,408,200	2,679,581

Vingroup JSC(18)	920,180	5,211,807

Total Vietnam		$32,894,358

Total Common Stocks (identified cost $152,545,288)		$155,081,446

Reinsurance Side Cars — 0.5%
Security	Principal Amount/ Shares	Value

Eden Re II, Ltd., Series 2021A, 0.00%, 3/21/25(1)(6)(19)	$7,100,000	$6,888,420

Mt. Logan Re Ltd., Series A-1(6)(18)(19)(20)	8,600	8,335,635

Total Reinsurance Side Cars (identified cost $15,700,000)		$15,224,055

Rights — 0.0%
Security	Shares	Value

IRSA Inversiones y Representaciones, Exp. 5/3/21(18)	277,611	$0

Total Rights (identified cost $0)		$0

Short-Term Investments — 13.3%

Sovereign Government Securities — 2.4%
Security	Principal Amount (000’s omitted)		Value

Egypt — 1.6%

Egypt Treasury Bill:

0.00%, 7/6/21	EGP	182,875	$11,446,958

0.00%, 7/13/21	EGP	458,525	28,629,327

0.00%, 10/12/21	EGP	111,325	6,730,334

Total Egypt			$46,806,619

Georgia — 0.4%

Georgia Treasury Bill:

0.00%, 6/3/21	GEL	3,086	$888,630

0.00%, 9/9/21	GEL	11,341	3,186,880

0.00%, 10/14/21	GEL	7,160	1,995,699

0.00%, 11/11/21	GEL	11,196	3,099,890

0.00%, 12/9/21	GEL	8,507	2,337,891

0.00%, 2/10/22	GEL	5,291	1,432,034

Total Georgia			$12,941,024

Uruguay — 0.4%

Uruguay Monetary Regulation Bill:

0.00%, 12/3/21	UYU	438,905	$9,659,757

0.00%, 2/25/22	UYU	110,198	2,385,722

Total Uruguay			$12,045,479

Total Sovereign Government Securities (identified cost $72,474,927)			$71,793,122

Repurchase Agreements — 1.8%
Description	Principal Amount (000’s omitted)		Value

Barclays Bank PLC:

Dated 3/2/21 with an interest rate of 0.30% payable by the Portfolio, collateralized by $2,500,000 Costa Rica Government International Bond, 4.375%, due 4/30/25 and a market value, including accrued interest, of $2,547,179(21)		$2,484	$2,483,545

JPMorgan Chase Bank, N.A.:

Dated 4/6/21 with an interest rate of 0.35% payable by the Portfolio, collateralized by $2,628,000 Costa Rica Government International Bond, 4.375%, due 4/30/25 and a market value, including accrued interest, of $2,677,594(21)		$2,805	2,805,486

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.: (continued)

Dated 4/29/21 with a maturity date of 6/1/21, an interest rate of 0.30% payable by the Portfolio and repurchase proceeds of $45,824,830, collateralized by GBP 16,750,990 United Kingdom Gilt Bond, 0.25%, due 3/22/52 and a market value, including accrued interest, of $45,234,360	$45,829	$45,829,031

Nomura International PLC:

Dated 4/23/21 with an interest rate of 0.50% payable by the Portfolio, collateralized by $3,534,000 Costa Rica Government International Bond, 4.375%, due 4/30/25 and a market value, including accrued interest, of $3,600,692(21)	$3,817	3,816,720

Total Repurchase Agreements (identified cost $54,934,782)		$54,934,782

U.S. Treasury Obligations — 1.8%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill:

0.00%, 5/13/21(22)	13,130	$13,130,005

0.00%, 6/3/21(22)	11,870	11,870,000

0.00%, 7/15/21(22)	30,000	29,999,468

Total U.S. Treasury Obligations (identified cost $54,998,755)		$54,999,473

Other — 7.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(24)	222,115,672	$222,115,672

Total Other (identified cost $222,115,672)		$222,115,672

Total Short-Term Investments (identified cost $404,524,136)		$403,843,049

Total Purchased Options and Swaptions — 0.3% (identified cost $11,756,693)		$8,137,050

Total Investments — 92.4% (identified cost $2,805,136,643)		$2,810,319,745

Total Written Options — (0.0)%(5) (premiums received $510,426)		$(538,402)

Securities Sold Short — (2.9)%

Common Stocks — (1.2)%
Security		Shares	Value

United Kingdom — (0.8)%

Ashmore Group PLC		(3,562,400)	$(19,690,581)

Royal Dutch Shell PLC, Class A ADR		(140,800)	(5,350,400)

Total United Kingdom			$(25,040,981)

United States — (0.4)%

Chevron Corp.		(54,200)	$(5,586,394)

Exxon Mobil Corp.		(100,800)	(5,769,792)

Total United States			$(11,356,186)

Total Common Stocks (proceeds $41,206,066)			$(36,397,167)

Sovereign Government Bonds — (1.7)%
Security	Principal Amount (000’s omitted)		Value

Costa Rica — (0.2)%

Costa Rica Government International Bond, 4.375%, 4/30/25(3)	USD	(7,615)	$(7,757,781)

Total Costa Rica			$(7,757,781)

United Kingdom — (1.5)%

United Kingdom Gilt Bond, 0.25%, 3/22/52(3)(10)	GBP	(16,751)	$(45,228,023)

Total United Kingdom			$(45,228,023)

Total Sovereign Government Bonds (proceeds $52,895,860)			$(52,985,804)

Total Securities Sold Short (proceeds $94,101,926)			$(89,382,971)

Other Assets, Less Liabilities — 10.5%			$321,020,201

Net Assets — 100.0%			$3,041,418,573

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $74,661,747 or 2.5% of the Portfolio’s net assets.

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

(2)	Step coupon security. Interest rate represents the rate in effect at April 30, 2021.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $1,005,244,746 or 33.1% of the Portfolio’s net assets.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Amount is less than 0.05% or (0.05)%, as applicable.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(9)	Fixed-rate loan.

(10)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(11)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(12)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.
(13)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2021.

(15)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(16)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro-rata basis with all securities in the trust.

(17)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2021 of all interest only securities comprising the certificate.

(18)	Non-income producing security.

(19)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(20)	Restricted security (see Note 5).

(21)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(22)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(23)	Variable rate security whose coupon rate is linked to the issuer’s mining activities revenue. The coupon rate shown represents the rate in effect at April 30, 2021.

(24)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Purchased Currency Options — 0.0%(5)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call BRL/Put USD	Goldman Sachs International	USD	22,841,000	BRL	4.50	2/9/22	$73,160

Call BRL/Put USD	Goldman Sachs International	USD	127,905,000	BRL	4.51	2/9/22	423,877

Call BRL/Put USD	Goldman Sachs International	USD	157,254,000	BRL	4.48	2/10/22	484,814

Total							$981,851

Purchased Interest Rate Swaptions — 0.1%

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/26 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	319,670,000	12/15/21	$114,884

Option to enter into interest rate swap expiring 1/7/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	392,480,000	1/7/22	128,756

Option to enter into interest rate swap expiring 1/10/27 to pay 3-month ZAR-JIBAR and receive 5.70%	Bank of America, N.A.	ZAR	196,240,000	1/10/22	64,068

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions (continued)

Description	Counterparty	Notional Amount		Expiration Date	Value

Option to enter into interest rate swap expiring 1/12/27 to pay 3-month ZAR-JIBAR and receive 5.70%	JPMorgan Chase Bank, N.A.	ZAR	772,660,000	1/12/22	$251,403

Option to enter into interest rate swap expiring 1/17/27 to pay 3-month ZAR-JIBAR and receive 5.73%	JPMorgan Chase Bank, N.A.	ZAR	215,774,000	1/17/22	73,948

Option to enter into interest rate swap expiring 1/27/27 to pay 3-month ZAR-JIBAR and receive 5.74%	Bank of America, N.A.	ZAR	348,448,000	1/27/22	119,651

Option to enter into interest rate swap expiring 2/10/27 to pay 3-month ZAR-JIBAR and receive 5.88%	Goldman Sachs International	ZAR	921,190,000	2/10/22	401,730

Option to enter into interest rate swap expiring 2/16/27 to pay 3-month ZAR-JIBAR and receive 6.18%	Bank of America, N.A.	ZAR	243,850,000	2/16/22	173,383

Option to enter into interest rate swap expiring 2/21/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Bank of America, N.A.	ZAR	243,850,000	2/21/22	258,131

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.47%	Goldman Sachs International	ZAR	186,950,000	2/23/22	196,523

Option to enter into interest rate swap expiring 2/23/27 to pay 3-month ZAR-JIBAR and receive 6.54%	Bank of America, N.A.	ZAR	243,850,000	2/23/22	280,978

Total					$2,063,455

Purchased Call Options — 0.2%

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	1,221,400,000	1.06%	12/19/22	$3,501,326

2-year 10 Constant Maturity Swap Curve Cap	Bank of America, N.A.	USD	596,500,000	1.09	1/4/23	1,590,418

Total						$5,091,744

Written Currency Options — (0.0)%(5)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Put INR/Call USD	Barclays Bank PLC	USD	42,770,000	INR	80.25	2/9/22	$(496,602)

Put INR/Call USD	Standard Chartered Bank	USD	3,600,000	INR	80.25	2/9/22	(41,800)

Total							$(538,402)

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	77,662,000	USD	91,326,596	5/4/21	$2,042,516

EUR	11,931,817	USD	14,185,451	5/4/21	159,572

EUR	726,204	USD	853,979	5/4/21	19,099

EUR	1,515,281	USD	1,824,095	5/4/21	(2,349)

EUR	1,951,329	USD	2,349,009	5/4/21	(3,025)

EUR	5,500,000	USD	6,620,898	5/4/21	(8,525)

EUR	6,410,000	USD	7,716,356	5/4/21	(9,936)

EUR	7,593,967	USD	9,141,615	5/4/21	(11,771)

EUR	1,951,329	USD	2,359,238	5/4/21	(13,253)

EUR	9,921,852	USD	11,943,923	5/4/21	(15,379)

EUR	10,296,593	USD	12,395,035	5/4/21	(15,960)

EUR	10,791,635	USD	12,990,966	5/4/21	(16,727)

EUR	5,574,383	USD	6,723,904	5/4/21	(22,103)

EUR	14,785,622	USD	17,798,927	5/4/21	(22,918)

EUR	20,356,002	USD	24,504,549	5/4/21	(31,552)

EUR	28,354,521	USD	34,133,163	5/4/21	(43,950)

EUR	31,055,223	USD	37,384,267	5/4/21	(48,136)

EUR	8,060,593	USD	9,745,591	5/4/21	(54,746)

EUR	54,421,066	USD	65,512,062	5/4/21	(84,354)

EUR	60,822,407	USD	73,217,994	5/4/21	(94,276)

EUR	77,662,000	USD	93,489,490	5/4/21	(120,378)

EUR	88,609,279	USD	106,667,820	5/4/21	(137,346)

EUR	160,918,277	USD	193,713,369	5/4/21	(249,427)

EUR	231,361,018	USD	278,512,318	5/4/21	(358,615)

NZD	11,687,317	USD	8,381,735	5/4/21	(18,292)

NZD	9,784,382	USD	7,020,294	5/4/21	(18,592)

NZD	11,687,317	USD	8,385,650	5/4/21	(22,208)

NZD	9,784,382	USD	7,045,733	5/4/21	(44,031)

NZD	23,625,218	USD	16,951,094	5/4/21	(44,891)

NZD	23,625,218	USD	17,012,519	5/4/21	(106,317)

USD	93,489,490	EUR	77,662,000	5/4/21	120,378

USD	14,363,517	EUR	11,931,817	5/4/21	18,495

USD	9,703,339	EUR	8,060,593	5/4/21	12,494

USD	6,710,441	EUR	5,574,383	5/4/21	8,640

USD	2,349,009	EUR	1,951,329	5/4/21	3,025

USD	874,204	EUR	726,204	5/4/21	1,126

USD	1,819,945	EUR	1,515,281	5/4/21	(1,801)

USD	2,294,664	EUR	1,951,329	5/4/21	(51,320)

USD	12,829,916	EUR	10,791,635	5/4/21	(144,324)

USD	6,467,723	EUR	5,500,000	5/4/21	(144,650)

USD	17,616,123	EUR	14,785,622	5/4/21	(159,887)

USD	7,537,837	EUR	6,410,000	5/4/21	(168,583)

USD	8,930,122	EUR	7,593,967	5/4/21	(199,722)

USD	11,667,598	EUR	9,921,852	5/4/21	(260,945)

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	12,108,274	EUR	10,296,593	5/4/21	$(270,801)

USD	23,937,632	EUR	20,356,002	5/4/21	(535,364)

USD	33,343,487	EUR	28,354,521	5/4/21	(745,726)

USD	36,519,377	EUR	31,055,223	5/4/21	(816,755)

USD	63,996,430	EUR	54,421,066	5/4/21	(1,431,278)

USD	71,524,084	EUR	60,822,407	5/4/21	(1,599,634)

USD	91,326,596	EUR	77,662,000	5/4/21	(2,042,516)

USD	104,200,044	EUR	88,609,279	5/4/21	(2,330,430)

USD	189,231,780	EUR	160,918,277	5/4/21	(4,232,162)

USD	272,068,892	EUR	231,361,018	5/4/21	(6,084,811)

USD	8,416,037	NZD	11,687,317	5/4/21	52,595

USD	16,951,094	NZD	23,625,218	5/4/21	44,891

USD	16,943,179	NZD	23,625,218	5/4/21	36,977

USD	8,385,650	NZD	11,687,317	5/4/21	22,207

USD	7,020,294	NZD	9,784,382	5/4/21	18,592

USD	7,017,016	NZD	9,784,382	5/4/21	15,314

INR	387,777,892	USD	5,233,226	5/5/21	865

INR	387,778,053	USD	5,233,229	5/5/21	865

PHP	11,012,420	USD	228,246	5/5/21	408

USD	5,243,395	INR	387,777,892	5/5/21	9,303

USD	5,243,397	INR	387,778,053	5/5/21	9,303

USD	20,735	PHP	1,000,400	5/5/21	(37)

USD	204,403	PHP	10,009,400	5/5/21	(3,425)

IDR	643,633,000,000	USD	44,330,395	5/11/21	174,921

IDR	73,679,857,184	USD	5,074,720	5/11/21	20,024

IDR	73,679,857,183	USD	5,074,720	5/11/21	20,024

RUB	1,759,114,093	USD	22,448,761	5/11/21	925,700

RUB	1,759,114,092	USD	22,466,623	5/11/21	907,838

RUB	432,647,001	USD	5,534,602	5/11/21	214,252

USD	25,424,173	IDR	356,574,028,565	5/11/21	768,135

USD	22,896,951	IDR	320,854,971,435	5/11/21	710,780

USD	103,805	IDR	1,507,763,872	5/11/21	(453)

USD	103,805	IDR	1,507,763,872	5/11/21	(453)

USD	4,962,669	IDR	72,172,093,311	5/11/21	(27,818)

USD	4,962,669	IDR	72,172,093,312	5/11/21	(27,818)

USD	1,354,615	RUB	101,700,000	5/11/21	3,262

NZD	33,611,679	USD	24,309,179	5/12/21	(257,745)

USD	34,587,834	NZD	47,823,711	5/12/21	366,728

USD	13,202,965	NZD	18,255,401	5/12/21	139,988

INR	387,778,052	USD	5,167,480	5/19/21	52,359

INR	387,778,053	USD	5,167,480	5/19/21	52,359

USD	5,221,677	INR	387,777,892	5/19/21	1,840

USD	5,221,679	INR	387,778,053	5/19/21	1,840

GBP	16,388,528	USD	22,740,986	5/24/21	(106,759)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

GBP	9,463,000	USD	13,276,873	5/24/21	$(207,506)

GBP	16,494,133	USD	23,041,388	5/24/21	(261,311)

GBP	14,435,765	USD	20,253,811	5/24/21	(316,550)

USD	7,950,161	GBP	5,750,523	5/24/21	8,103

USD	5,119,988	GBP	3,712,477	5/24/21	(7,320)

AUD	76,800,000	USD	58,576,128	5/26/21	592,619

NZD	34,654	USD	25,713	6/1/21	(917)

NZD	44,298,937	USD	32,869,191	6/1/21	(1,172,145)

USD	9,399,847	NZD	12,668,496	6/1/21	335,207

USD	7,434,037	NZD	10,019,107	6/1/21	265,104

USD	8,293	NZD	11,176	6/1/21	296

EUR	726,204	USD	874,676	6/2/21	(1,103)

USD	247,868,933	EUR	205,794,225	6/2/21	312,447

USD	213,451,709	EUR	177,219,180	6/2/21	269,063

USD	106,725,479	EUR	88,609,279	6/2/21	134,531

USD	86,255,560	EUR	71,614,042	6/2/21	108,728

USD	65,547,474	EUR	54,421,066	6/2/21	82,625

USD	37,404,475	EUR	31,055,223	6/2/21	47,150

USD	34,151,613	EUR	28,354,521	6/2/21	43,049

USD	24,517,795	EUR	20,356,002	6/2/21	30,906

USD	12,401,735	EUR	10,296,593	6/2/21	15,633

USD	11,950,379	EUR	9,921,852	6/2/21	15,064

USD	9,146,556	EUR	7,593,967	6/2/21	11,530

USD	7,720,527	EUR	6,410,000	6/2/21	9,732

USD	6,624,477	EUR	5,500,000	6/2/21	8,350

AUD	37,700,000	USD	29,359,818	6/16/21	(311,915)

CLP	5,995,454,598	USD	8,343,377	6/16/21	90,102

CLP	5,810,328,700	USD	8,085,736	6/16/21	87,336

CLP	5,810,328,700	USD	8,092,380	6/16/21	80,692

COP	60,910,739,533	USD	16,973,044	6/16/21	(779,280)

USD	24,672,080	CLP	17,616,112,000	6/16/21	(107,542)

USD	4,986,091	COP	17,948,682,387	6/16/21	214,244

USD	4,608,440	COP	16,540,658,806	6/16/21	210,931

USD	4,607,432	COP	16,540,658,806	6/16/21	209,923

USD	2,646,069	COP	9,880,739,533	6/16/21	19,170

USD	3,370,062	EUR	2,812,103	6/16/21	(13,715)

RUB	617,975,400	USD	8,178,399	6/23/21	(11,963)

RUB	859,709,862	USD	11,386,659	6/23/21	(25,744)

AUD	128,375,671	USD	99,064,296	6/25/21	(146,691)

NZD	22,321,194	USD	15,832,628	6/25/21	137,311

RUB	597,975,499	USD	7,917,971	6/25/21	(18,278)

RUB	597,975,499	USD	7,918,905	6/25/21	(19,211)

RUB	677,705,565	USD	9,000,122	6/25/21	(47,135)

RUB	765,014,576	USD	10,186,902	6/25/21	(80,500)

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	33,619,128	NZD	47,397,000	6/25/21	$(291,567)

NZD	7,482,125	USD	5,221,326	6/30/21	131,736

RUB	429,853,813	USD	5,688,596	6/30/21	(14,307)

RUB	716,400,000	USD	9,475,652	6/30/21	(18,807)

USD	10,442,885	NZD	14,964,584	6/30/21	(263,477)

USD	24,330,904	NZD	34,866,021	6/30/21	(613,877)

USD	10,570,350	NZD	15,000,000	7/8/21	(161,005)

USD	40,526,905	NZD	57,510,260	7/8/21	(617,295)

NOK	291,820,100	USD	34,318,856	7/13/21	742,074

NZD	21,013,147	USD	14,731,161	7/15/21	301,684

USD	35,666,568	NZD	50,876,289	7/15/21	(730,427)

NZD	11,687,317	USD	8,412,881	7/30/21	(52,296)

USD	17,006,141	NZD	23,625,218	7/30/21	105,714

USD	7,043,092	NZD	9,784,382	7/30/21	43,781

					$(17,934,608)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CRC	1,315,442,000	USD	2,123,393	Citibank, N.A.	5/4/21	$10,697	$—

CRC	1,315,442,000	USD	2,136,845	Citibank, N.A.	5/4/21	—	(2,756)

EGP	244,570,000	USD	15,228,518	Goldman Sachs International	5/4/21	388,979	—

EGP	182,400,000	USD	11,378,665	Goldman Sachs International	5/4/21	268,845	—

EGP	426,970,000	USD	27,224,500	Goldman Sachs International	5/4/21	40,506	—

USD	2,136,845	CRC	1,315,442,000	Citibank, N.A.	5/4/21	2,756	—

USD	2,127,824	CRC	1,315,442,000	Citibank, N.A.	5/4/21	—	(6,265)

USD	11,630,205	EGP	182,400,000	Goldman Sachs International	5/4/21	—	(17,304)

USD	15,594,295	EGP	244,570,000	Goldman Sachs International	5/4/21	—	(23,202)

USD	27,195,541	EGP	426,970,000	Goldman Sachs International	5/4/21	—	(69,465)

EUR	32,976,125	PLN	150,473,357	BNP Paribas	5/5/21	—	(34,165)

EUR	16,422,291	PLN	75,013,743	BNP Paribas	5/5/21	—	(37,368)

EUR	16,329,016	PLN	74,568,900	HSBC Bank USA, N.A.	5/5/21	—	(32,204)

PLN	71,859,797	EUR	15,835,798	Bank of America, N.A.	5/5/21	—	(89,576)

PLN	64,436,203	EUR	14,156,066	Citibank, N.A.	5/5/21	—	(27,675)

PLN	71,880,000	EUR	15,829,126	Citibank, N.A.	5/5/21	—	(76,227)

PLN	71,880,000	EUR	15,843,627	Citibank, N.A.	5/5/21	—	(93,660)

PLN	20,000,000	EUR	4,355,214	UBS AG	5/5/21	37,830	—

UAH	164,440,000	USD	5,906,609	BNP Paribas	5/5/21	3,945	—

UAH	116,130,000	USD	4,183,357	BNP Paribas	5/5/21	—	(9,235)

UAH	164,430,000	USD	5,923,271	BNP Paribas	5/5/21	—	(13,076)

USD	7,603,883	UAH	215,418,000	Bank of America, N.A.	5/5/21	—	(139,000)

USD	8,739,216	UAH	247,582,000	Bank of America, N.A.	5/5/21	—	(159,754)

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

CNH	127,155,018	USD	19,451,437	UBS AG	5/10/21	$182,332	$—

CNH	26,676,249	USD	4,087,688	UBS AG	5/10/21	31,342	—

CNH	26,676,249	USD	4,087,688	UBS AG	5/10/21	31,342	—

EGP	244,463,000	USD	15,259,863	Goldman Sachs International	5/10/21	335,456	—

TRY	404,719,000	USD	52,797,469	Standard Chartered Bank	5/10/21	—	(4,073,655)

USD	4,080,778	CNH	26,676,249	UBS AG	5/10/21	—	(38,252)

USD	4,080,778	CNH	26,676,249	UBS AG	5/10/21	—	(38,252)

USD	38,285,001	CNH	249,847,917	UBS AG	5/10/21	—	(293,549)

USD	1,689,075	CRC	1,040,200,000	Citibank, N.A.	5/10/21	1,765	—

USD	6,753,040	EUR	5,572,567	Deutsche Bank AG	5/10/21	52,659	—

USD	243,906	EUR	201,693	State Street Bank and Trust Company	5/10/21	1,393	—

USD	14,414,979	TRY	110,498,018	Standard Chartered Bank	5/10/21	1,112,206	—

USD	29,641,915	TRY	241,514,412	Standard Chartered Bank	5/10/21	566,178	—

USD	6,434,406	TRY	52,706,570	Standard Chartered Bank	5/10/21	89,102	—

USD	15,808,307	ZAR	244,112,621	Bank of America, N.A.	5/10/21	—	(1,009,681)

USD	17,163,140	ZAR	264,477,379	Bank of America, N.A.	5/10/21	—	(1,057,866)

USD	2,063,924	ZAR	30,000,000	HSBC Bank USA, N.A.	5/10/21	—	(2,908)

USD	27,134,641	ZAR	411,410,000	Standard Chartered Bank	5/10/21	—	(1,209,197)

ZAR	445,990,000	USD	30,088,148	Standard Chartered Bank	5/10/21	638,058	—

USD	3,650,346	CRC	2,250,000,000	Citibank, N.A.	5/11/21	704	—

USD	9,715,343	UAH	274,069,830	BNP Paribas	5/11/21	—	(122,287)

USD	2,003,170	UAH	56,870,000	BNP Paribas	5/12/21	—	(37,693)

THB	31,102,121	USD	1,009,817	Standard Chartered Bank	5/17/21	—	(11,037)

THB	436,476,745	USD	14,545,831	Standard Chartered Bank	5/17/21	—	(529,279)

TRY	745,211	USD	90,252	Standard Chartered Bank	5/17/21	—	(853)

TRY	24,673,000	USD	3,002,246	Standard Chartered Bank	5/17/21	—	(42,340)

TRY	74,724,186	USD	9,074,048	Standard Chartered Bank	5/17/21	—	(109,732)

TRY	74,749,500	USD	9,085,396	Standard Chartered Bank	5/17/21	—	(118,043)

TRY	74,680,000	USD	9,085,231	Standard Chartered Bank	5/17/21	—	(126,216)

TRY	74,683,000	USD	9,085,596	Standard Chartered Bank	5/17/21	—	(126,221)

TRY	74,645,000	USD	9,086,500	Standard Chartered Bank	5/17/21	—	(131,683)

TRY	74,567,500	USD	9,085,361	Standard Chartered Bank	5/17/21	—	(139,841)

TRY	73,960,000	USD	9,086,068	Standard Chartered Bank	5/17/21	—	(213,428)

TRY	149,100,000	USD	18,171,992	Standard Chartered Bank	5/17/21	—	(285,152)

USD	59,907,749	THB	1,797,651,837	Standard Chartered Bank	5/17/21	2,179,862	—

USD	15,022,295	TRY	115,376,332	Standard Chartered Bank	5/17/21	1,181,128	—

USD	27,894,973	TRY	223,634,000	Standard Chartered Bank	5/17/21	1,066,633	—

USD	8,368,540	TRY	66,080,500	Standard Chartered Bank	5/17/21	441,167	—

USD	13,947,518	TRY	112,682,000	Standard Chartered Bank	5/17/21	429,578	—

USD	5,579,001	TRY	43,572,000	Standard Chartered Bank	5/17/21	351,869	—

USD	5,579,028	TRY	43,628,000	Standard Chartered Bank	5/17/21	345,178	—

USD	5,578,968	TRY	43,767,000	Standard Chartered Bank	5/17/21	328,442	—

USD	5,579,007	TRY	44,222,000	Standard Chartered Bank	5/17/21	273,898	—

USD	460,958	TRY	3,565,565	Standard Chartered Bank	5/17/21	33,214	—

USD	4,435,078	UAH	124,537,000	Bank of America, N.A.	5/17/21	—	(29,053)

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	3,276,693	ZAR	46,983,517	Citibank, N.A.	5/17/21	$42,910	$—

USD	3,276,693	ZAR	46,983,517	Citibank, N.A.	5/17/21	42,910	—

USD	2,964,854	ZAR	44,582,483	Citibank, N.A.	5/17/21	—	(103,670)

USD	2,964,854	ZAR	44,582,483	Citibank, N.A.	5/17/21	—	(103,670)

USD	144,969,812	ZAR	2,184,985,005	Citibank, N.A.	5/17/21	—	(5,418,396)

ZAR	248,579,900	USD	16,492,828	Citibank, N.A.	5/17/21	616,436	—

ZAR	286,710,000	USD	19,347,707	Citibank, N.A.	5/17/21	385,976	—

ZAR	254,850,000	USD	17,178,158	Citibank, N.A.	5/17/21	362,665	—

ZAR	302,450,000	USD	20,521,641	Citibank, N.A.	5/17/21	295,396	—

ZAR	91,566,000	USD	6,075,239	Citibank, N.A.	5/17/21	227,068	—

ZAR	91,566,000	USD	6,075,239	Citibank, N.A.	5/17/21	227,068	—

ZAR	55,282,211	USD	3,855,455	Citibank, N.A.	5/17/21	—	(50,489)

USD	12,757,434	UAH	362,949,000	Citibank, N.A.	5/21/21	—	(240,995)

EGP	160,483,000	USD	9,900,247	HSBC Bank USA, N.A.	5/24/21	309,534	—

EGP	154,497,000	USD	9,536,852	HSBC Bank USA, N.A.	5/24/21	292,105	—

USD	6,119,316	GHS	41,183,000	ICBC Standard Bank plc	5/24/21	—	(968,492)

USD	2,625,328	GHS	17,596,000	Standard Chartered Bank	5/24/21	—	(403,035)

USD	58,688,603	NZD	83,859,502	Standard Chartered Bank	5/26/21	—	(1,316,109)

USD	5,596,128	UAH	158,986,000	Goldman Sachs International	5/26/21	—	(91,261)

USD	1,300,599	GHS	8,688,000	JPMorgan Chase Bank, N.A.	5/28/21	—	(192,493)

USD	20,898,626	SGD	27,740,000	Citibank, N.A.	5/28/21	54,974	—

USD	6,904,493	UAH	198,228,000	Goldman Sachs International	6/1/21	—	(177,091)

EGP	100,940,000	USD	6,238,566	Goldman Sachs International	6/2/21	171,832	—

USD	1,097,978	GHS	7,329,000	JPMorgan Chase Bank, N.A.	6/2/21	—	(159,292)

USD	3,438,596	UAH	98,000,000	Citibank, N.A.	6/2/21	—	(61,608)

USD	8,396,296	UAH	240,302,000	Citibank, N.A.	6/2/21	—	(186,420)

EGP	100,717,500	USD	6,238,309	Goldman Sachs International	6/3/21	156,708	—

USD	3,571,810	GHS	24,074,000	Standard Chartered Bank	6/4/21	—	(555,043)

USD	3,542,668	GHS	24,037,000	JPMorgan Chase Bank, N.A.	6/7/21	—	(573,398)

PLN	122,463,000	EUR	26,886,363	Bank of America, N.A.	6/8/21	—	(48,486)

USD	1,867,182	UAH	53,140,000	Citibank, N.A.	6/8/21	—	(28,031)

USD	2,638,186	UAH	75,030,000	Citibank, N.A.	6/8/21	—	(37,724)

USD	4,406,316	UAH	125,580,000	Citibank, N.A.	6/8/21	—	(72,436)

EGP	343,000,000	USD	21,317,589	Bank of America, N.A.	6/10/21	427,611	—

EGP	279,400,000	USD	17,294,955	Bank of America, N.A.	6/10/21	418,190	—

PLN	47,100,000	EUR	10,228,662	Bank of America, N.A.	6/10/21	115,736	—

PLN	35,613,000	EUR	7,760,044	Bank of America, N.A.	6/10/21	56,224	—

PLN	32,900,000	EUR	7,165,085	Citibank, N.A.	6/10/21	56,511	—

PLN	16,289,907	EUR	3,583,969	UBS AG	6/10/21	—	(15,684)

PLN	16,620,093	EUR	3,656,601	UBS AG	6/10/21	—	(15,986)

USD	12,661,022	THB	397,144,621	Standard Chartered Bank	6/10/21	—	(90,669)

GEL	2,225,648	USD	643,047	ICBC Standard Bank plc	6/11/21	—	(3,415)

USD	2,216,842	GHS	14,742,000	ICBC Standard Bank plc	6/14/21	—	(298,949)

UYU	23,347,311	USD	533,848	HSBC Bank USA, N.A.	6/14/21	—	(4,220)

UYU	23,438,065	USD	535,923	HSBC Bank USA, N.A.	6/14/21	—	(4,237)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UYU	23,322,424	USD	534,428	HSBC Bank USA, N.A.	6/14/21	$—	$(5,365)

UYU	47,190,976	USD	1,079,120	HSBC Bank USA, N.A.	6/14/21	—	(8,605)

CAD	10,576,534	USD	8,469,230	Citibank, N.A.	6/16/21	136,318	—

USD	1,288,576	GHS	8,685,000	Standard Chartered Bank	6/16/21	—	(192,117)

USD	9,749,449	THB	299,298,341	Standard Chartered Bank	6/16/21	139,736	—

USD	383,346	THB	11,768,341	Standard Chartered Bank	6/16/21	5,494	—

USD	6,442,532	UAH	181,164,000	Bank of America, N.A.	6/16/21	—	(5,690)

USD	4,829,855	UAH	136,540,000	Citibank, N.A.	6/17/21	—	(28,839)

USD	1,286,476	GHS	8,685,000	Standard Chartered Bank	6/18/21	—	(192,777)

USD	3,033,888	UAH	85,768,000	Goldman Sachs International	6/18/21	—	(17,353)

USD	1,772,761	GHS	11,975,000	ICBC Standard Bank plc	6/21/21	—	(263,883)

USD	11,768,682	ZAR	176,000,000	Goldman Sachs International	6/21/21	—	(287,204)

USD	7,321,277	UAH	207,485,000	Bank of America, N.A.	6/22/21	—	(52,747)

USD	1,639,881	GHS	11,020,000	JPMorgan Chase Bank, N.A.	6/23/21	—	(232,523)

USD	2,897,899	UAH	82,054,000	Bank of America, N.A.	6/23/21	—	(17,577)

EGP	470,569,000	USD	29,146,423	Citibank, N.A.	6/24/21	581,647	—

USD	4,652,426	UAH	133,292,000	BNP Paribas	6/25/21	—	(81,236)

EGP	300,000,000	USD	18,656,716	Bank of America, N.A.	6/29/21	271,993	—

EGP	64,950,000	USD	3,996,923	Bank of America, N.A.	6/29/21	101,142	—

EGP	27,830,000	USD	1,712,615	Bank of America, N.A.	6/29/21	43,338	—

EGP	320,912,500	USD	19,969,664	HSBC Bank USA, N.A.	6/29/21	278,534	—

EGP	167,600,000	USD	10,377,709	Citibank, N.A.	6/30/21	194,485	—

HUF	4,087,302,267	EUR	11,240,992	Goldman Sachs International	6/30/21	109,140	—

HUF	2,707,409,436	EUR	7,429,979	Goldman Sachs International	6/30/21	91,552	—

HUF	2,707,403,564	EUR	7,430,597	Goldman Sachs International	6/30/21	90,788	—

HUF	6,525,096,525	EUR	18,191,024	Goldman Sachs International	6/30/21	—	(121,328)

HUF	10,082,990,769	EUR	28,117,654	Goldman Sachs International	6/30/21	—	(196,797)

HUF	9,391,912,706	EUR	26,200,069	Standard Chartered Bank	6/30/21	—	(194,829)

USD	4,126,133	UAH	116,130,000	BNP Paribas	6/30/21	7,084	—

USD	16,510,076	UAH	469,464,000	BNP Paribas	6/30/21	—	(141,477)

USD	1,820,066	ZAR	27,560,000	Bank of America, N.A.	6/30/21	—	(65,453)

USD	1,815,270	ZAR	27,560,000	Bank of America, N.A.	6/30/21	—	(70,249)

USD	2,722,265	ZAR	41,340,000	Bank of America, N.A.	6/30/21	—	(106,014)

USD	4,465,577	ZAR	67,620,000	Bank of America, N.A.	6/30/21	—	(160,650)

USD	2,269,357	GHS	15,182,000	JPMorgan Chase Bank, N.A.	7/1/21	—	(300,238)

USD	8,321,386	ZAR	124,094,962	Bank of America, N.A.	7/1/21	—	(167,420)

USD	7,760,749	ZAR	115,997,249	Citibank, N.A.	7/1/21	—	(174,127)

USD	6,822,309	ZAR	102,890,000	Citibank, N.A.	7/1/21	—	(215,956)

GEL	2,239,000	USD	643,040	ICBC Standard Bank plc	7/6/21	—	(3,234)

MYR	30,684,000	USD	7,390,173	Barclays Bank PLC	7/6/21	79,155	—

MYR	86,080,000	USD	20,732,177	Credit Agricole Corporate and Investment Bank	7/6/21	222,058	—

USD	25,304,857	THB	794,395,377	Standard Chartered Bank	7/6/21	—	(198,630)

MYR	67,180,000	USD	16,197,709	Barclays Bank PLC	7/7/21	155,335	—

MYR	43,495,580	USD	10,482,126	Credit Agricole Corporate and Investment Bank	7/7/21	105,626	—

USD	25,226,587	THB	794,360,002	Standard Chartered Bank	7/8/21	—	(275,580)

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

MYR	52,560,420	USD	12,708,032	Barclays Bank PLC	7/9/21	$85,651	$—

USD	1,669,399	CRC	1,028,400,000	Citibank, N.A.	7/9/21	4,794	—

USD	2,250,827	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/12/21	—	(269,976)

USD	1,687,112	CRC	1,041,100,000	Citibank, N.A.	7/16/21	2,740	—

USD	170,781	THB	5,393,823	Standard Chartered Bank	7/16/21	—	(2,377)

USD	4,343,391	THB	137,178,405	Standard Chartered Bank	7/16/21	—	(60,463)

USD	3,368,736	CRC	2,083,900,000	Citibank, N.A.	7/19/21	—	(2,082)

EGP	207,425,000	USD	12,772,475	Bank of America, N.A.	7/22/21	235,462	—

HUF	2,268,912,550	EUR	6,213,832	BNP Paribas	7/26/21	84,633	—

HUF	584,500,000	EUR	1,606,496	Citibank, N.A.	7/26/21	14,895	—

HUF	2,268,912,551	EUR	6,212,674	Goldman Sachs International	7/26/21	86,028	—

USD	2,792,622	CRC	1,727,600,000	Citibank, N.A.	7/27/21	—	(366)

USD	5,786,066	UAH	164,440,000	BNP Paribas	7/28/21	—	(2,581)

USD	5,795,911	UAH	164,430,000	BNP Paribas	7/29/21	9,207	—

HUF	2,509,587,489	EUR	6,877,853	BNP Paribas	8/2/21	85,466	—

HUF	2,509,587,410	EUR	6,878,017	BNP Paribas	8/2/21	85,268	—

USD	2,117,003	CRC	1,315,442,000	Citibank, N.A.	8/4/21	—	(8,518)

PLN	75,013,743	EUR	16,399,350	BNP Paribas	8/5/21	36,536	—

PLN	150,473,357	EUR	32,930,011	BNP Paribas	8/5/21	32,532	—

PLN	74,568,900	EUR	16,306,463	HSBC Bank USA, N.A.	8/5/21	31,063	—

UYU	162,313,000	USD	3,724,484	HSBC Bank USA, N.A.	8/5/21	—	(69,797)

EGP	203,940,000	USD	12,458,155	Goldman Sachs International	8/17/21	242,397	—

USD	1,921,019	OMR	754,000	BNP Paribas	8/19/21	—	(35,777)

USD	43,018,585	OMR	16,897,700	BNP Paribas	8/23/21	—	(833,030)

USD	26,816,272	OMR	10,530,750	BNP Paribas	8/26/21	—	(511,559)

KES	764,700,000	USD	6,460,252	Standard Chartered Bank	10/12/21	398,044	—

KES	509,790,000	USD	4,306,750	Standard Chartered Bank	10/12/21	265,358	—

USD	6,079,569	OMR	2,390,000	Standard Chartered Bank	10/12/21	—	(119,891)

UYU	46,940,262	USD	1,050,705	HSBC Bank USA, N.A.	10/13/21	—	(5,609)

EGP	60,356,250	USD	3,671,305	Bank of America, N.A.	10/19/21	25,945	—

EGP	488,721,000	USD	29,790,978	Citibank, N.A.	10/19/21	146,659	—

GEL	38,944,800	USD	11,242,725	Goldman Sachs International	10/21/21	—	(394,164)

EGP	426,970,000	USD	26,034,756	Goldman Sachs International	10/28/21	59,210	—

USD	18,442,153	OMR	7,245,000	Bank of America, N.A.	10/28/21	—	(347,970)

USD	35,659,705	OMR	14,000,000	Credit Agricole Corporate and Investment Bank	10/28/21	—	(649,714)

USD	47,974,561	OMR	18,858,800	Bank of America, N.A.	11/4/21	—	(933,115)

GEL	16,061,500	USD	4,608,355	Goldman Sachs International	12/7/21	—	(182,451)

UYU	47,863,645	USD	1,055,335	HSBC Bank USA, N.A.	1/11/22	—	(6,963)

UYU	227,619,000	USD	5,078,514	Citibank, N.A.	1/24/22	—	(104,990)

USD	40,155,317	AED	148,012,500	BNP Paribas	1/31/22	—	(138,026)

USD	43,217,150	AED	159,291,500	BNP Paribas	2/3/22	—	(146,611)

KES	643,630,000	USD	5,449,873	Standard Chartered Bank	2/8/22	172,189	—

UYU	117,299,000	USD	2,594,307	HSBC Bank USA, N.A.	2/9/22	—	(38,923)

USD	42,719,148	AED	157,394,000	BNP Paribas	2/22/22	—	(126,813)

USD	19,404,125	OMR	7,620,000	Standard Chartered Bank	2/22/22	—	(327,560)

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	38,900,204	OMR	15,280,000	Standard Chartered Bank	2/22/22	$—	$(666,746)

KES	705,380,000	USD	6,044,387	ICBC Standard Bank plc	2/23/22	75,480	—

KES	352,994,000	USD	3,022,209	ICBC Standard Bank plc	2/23/22	40,362	—

UGX	68,235,820,000	USD	17,116,380	Standard Chartered Bank	2/28/22	366,504	—

KES	639,150,000	USD	5,448,849	Standard Chartered Bank	3/2/22	79,001	—

KES	637,900,000	USD	5,449,808	Standard Chartered Bank	3/4/22	62,287	—

KES	645,640,000	USD	5,531,055	Standard Chartered Bank	3/8/22	37,941	—

UGX	17,964,400,000	USD	4,519,346	Standard Chartered Bank	3/14/22	70,292	—

UGX	9,038,710,000	USD	2,272,746	Standard Chartered Bank	3/14/22	36,511	—

USD	12,633,111	BHD	4,816,500	Bank of America, N.A.	3/14/22	—	(102,373)

USD	9,612,169	OMR	4,139,000	BNP Paribas	3/14/22	—	(1,103,112)

USD	25,194,536	SAR	95,903,000	Standard Chartered Bank	3/14/22	—	(360,092)

USD	60,660,554	SAR	230,838,000	Standard Chartered Bank	3/14/22	—	(849,296)

UGX	29,524,990,000	USD	7,427,670	ICBC Standard Bank plc	3/16/22	112,468	—

USD	17,011,383	BHD	6,518,000	BNP Paribas	3/16/22	—	(222,823)

USD	25,249,372	BHD	9,636,500	Standard Chartered Bank	3/16/22	—	(230,442)

USD	12,624,854	BHD	4,866,250	Standard Chartered Bank	3/16/22	—	(241,969)

USD	25,617,465	SAR	97,103,000	BNP Paribas	3/24/22	—	(255,989)

USD	38,426,649	SAR	145,637,000	HSBC Bank USA, N.A.	3/24/22	—	(378,869)

USD	45,976,495	SAR	174,090,000	Standard Chartered Bank	3/28/22	—	(409,763)

KES	315,200,000	USD	2,696,322	Standard Chartered Bank	4/1/22	—	(6,423)

OMR	7,500,000	USD	18,796,992	BNP Paribas	8/29/22	570,979	—

USD	23,292,293	OMR	9,293,625	BNP Paribas	8/29/22	—	(707,528)

USD	33,420,810	AED	123,212,500	Standard Chartered Bank	12/12/22	—	(84,545)

USD	33,420,899	AED	123,220,500	Standard Chartered Bank	12/12/22	—	(86,631)

USD	29,801,366	OMR	11,800,000	BNP Paribas	12/14/22	—	(617,943)

USD	58,402,155	AED	215,000,000	BNP Paribas	3/1/23	—	(43,329)

USD	81,979,737	AED	301,839,143	BNP Paribas	3/6/23	—	(70,297)

USD	30,000,000	AED	110,456,400	BNP Paribas	3/13/23	—	(24,865)

USD	109,556,452	AED	403,354,537	BNP Paribas	3/13/23	—	(85,594)

USD	12,664,006	SAR	47,604,000	Standard Chartered Bank	3/13/23	2,295	—

USD	146,927,878	AED	540,959,063	Standard Chartered Bank	3/15/23	—	(117,326)

USD	20,104,768	BHD	7,651,000	Standard Chartered Bank	3/15/23	—	(78,118)

USD	22,725,930	OMR	8,900,000	Standard Chartered Bank	3/15/23	—	(183,581)

						$20,858,540	$(37,823,327)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/3/21	COP	69,263,320	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$18,624,229	$158,040

5/7/21	COP	68,623,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	18,678,089	99,279

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts (continued)

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/10/21	COP	37,063,300	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	$10,141,575	$(55,428)

5/10/21	COP	26,238,400	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,215,289	1,055

5/11/21	COP	69,263,340	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	18,898,592	(23,381)

5/12/21	COP	63,759,700	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	17,382,664	(136,224)

5/13/21	COP	69,263,330	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	19,175,894	(185,610)

5/13/21	COP	19,273,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	5,266,566	(31,939)

5/13/21	COP	5,848,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,619,048	(13,498)

5/13/21	COP	5,848,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	1,595,634	(887)

5/14/21	COP	70,644,560	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	19,558,295	(187,410)

5/14/21	COP	50,287,700	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	13,721,064	4,462

5/19/21	COP	14,960,830	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	4,152,320	(49,794)

5/21/21	COP	35,751,850	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	9,857,141	(105,513)

5/21/21	COP	28,070,100	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	7,676,138	(21,172)

5/24/21	COP	24,821,350	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	6,827,775	(84,345)

5/24/21	COP	14,035,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	3,895,360	(25,648)

5/25/21	COP	20,311,040	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	5,597,641	(57,979)

5/28/21	COP	65,465,880	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	17,717,400	(6,384)

5/31/21	COP	50,103,600	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	13,486,456	159,363

6/3/21	COP	67,019,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	17,856,156	—

6/4/21	COP	100,529,300	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	27,036,724	106,655

6/7/21	COP	83,774,600	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	22,666,257	100,084

						$(356,274)

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Commodity Futures

Brent Crude Oil	433	Long	5/28/21	$28,907,080	$1,229,308

Equity Futures

E-mini S&P 500 Index	97	Long	6/18/21	20,245,840	1,076,196

SPI 200 Index	255	Long	6/17/21	34,295,373	851,580

MSCI Emerging Markets Index	(71)	Short	6/18/21	(4,744,930)	(34,622)

SGX CNX Nifty Index	(522)	Short	5/27/21	(15,247,958)	52,202

Interest Rate Futures

Australia 10-Year Bond	705	Long	6/15/21	75,702,401	102,662

Euro-Bobl	(42)	Short	6/8/21	(6,803,122)	7,517

Euro-Bund	(228)	Short	6/8/21	(46,599,196)	295,647

Euro-Buxl	(533)	Short	6/8/21	(129,377,331)	3,368,904

U.S. 5-Year Treasury Note	(409)	Short	6/30/21	(50,690,438)	(49,824)

U.S. 10-Year Treasury Note	(354)	Short	6/21/21	(46,739,063)	344,489

U.S. Long Treasury Bond	(202)	Short	6/21/21	(31,764,500)	359,503

U.S. Ultra-Long Treasury Bond	(313)	Short	6/21/21	(58,188,656)	806,586

					$8,410,148

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	56,810	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	0.62% (pays upon termination)	3/15/28	$(3,909,940)

EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(1,168,743)

USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(935,114)

USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.29% (pays upon termination)	1/26/26	(935,114)

USD	39,960	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(1,005,320)

USD	39,940	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.26% (pays upon termination)	1/27/26	(999,530)

USD	22,375	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.28% (pays upon termination)	1/28/26	(545,059)

USD	43,660	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	1.00% (pays upon termination)	3/12/27	(4,770,455)

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	1,125,225

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	$266,995

USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	72,889

USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	1,043,706

USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.33% (pays upon termination)	1/26/31	1,038,339

USD	39,940	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	1,128,861

USD	39,960	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.31% (pays upon termination)	1/27/31	1,128,355

USD	22,375	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.32% (pays upon termination)	1/28/31	623,269

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(64,050)

							$(7,905,686)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$4,251,212

							$4,251,212

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	354,128	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.77% (pays upon termination)	1/3/22	$(490,012)	$—	$(490,012)

BRL	463,519	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.42% (pays upon termination)	1/3/22	62,965	—	62,965

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	1,544,575	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.08% (pays upon termination)	1/3/22	$(1,277,333)	$—	$(1,277,333)

BRL	2,244,640	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	2.92% (pays upon termination)	1/3/22	(1,926,398)	—	(1,926,398)

BRL	3,674,499	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	3.44% (pays upon termination)	1/3/22	306,972	—	306,972

CAD	84,020	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	(2,094,518)	—	(2,094,518)

CAD	36,300	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(693,803)	—	(693,803)

CAD	41,620	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(803,517)	—	(803,517)

CAD	46,740	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	0.88% (pays semi-annually)	6/5/25	394,098	—	394,098

CAD	12,950	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.03% (pays semi-annually)	8/19/30	808,378	(130)	808,248

CAD	19,729	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.04% (pays semi-annually)	8/19/30	1,224,364	(200)	1,224,164

COP	86,746,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	75,414	—	75,414

COP	15,180,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.85% (pays quarterly)	5/6/25	12,068	—	12,068

COP	100,029,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.70% (pays quarterly)	5/7/25	240,826	—	240,826

COP	11,171,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.49% (pays quarterly)	5/13/25	52,709	—	52,709

COP	11,171,850	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.54% (pays quarterly)	5/14/25	47,102	—	47,102

COP	40,662,300	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(340,735)	—	(340,735)

COP	61,940,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(479,164)	—	(479,164)

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	85,106,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	$(595,206)	$—	$(595,206)

COP	41,729,700	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(248,848)	—	(248,848)

COP	6,192,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	4,529	—	4,529

COP	6,351,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	18,082	—	18,082

COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	76,720	—	76,720

COP	14,659,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.89% (pays quarterly)	11/26/25	55,530	—	55,530

COP	14,924,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.05% (pays quarterly)	11/26/25	36,557	—	36,557

COP	17,793,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	7,730	—	7,730

COP	20,326,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	36,952	—	36,952

COP	25,880,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.25% (pays quarterly)	11/26/25	3,133	—	3,133

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.00% (pays quarterly)	11/26/25	76,829	—	76,829

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays semi-annually)	11/26/25	54,345	—	54,345

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.20% (pays quarterly)	11/26/25	12,737	—	12,737

COP	29,320,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.28% (pays quarterly)	11/26/25	(11,815)	—	(11,815)

COP	29,849,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.12% (pays quarterly)	11/26/25	50,427	—	50,427

COP	31,578,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	27,846	—	27,846

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

COP	38,732,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.14% (pays quarterly)	11/26/25	$54,782	$—	$54,782

COP	47,201,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.26% (pays quarterly)	11/26/25	8,445	—	8,445

COP	65,915,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	(64,458)	—	(64,458)

COP	73,300,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.16% (pays quarterly)	11/26/25	63,313	—	63,313

COP	64,177,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	4,341	—	4,341

COP	129,615,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	11,842	—	11,842

COP	36,071,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	(40,400)	—	(40,400)

COP	38,614,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	(73,306)	—	(73,306)

COP	8,172,200	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	22,270	—	22,270

COP	11,441,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	32,970	—	32,970

COP	12,790,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	35,855	—	35,855

EUR	5,493	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(76,434)	51,268	(25,166)

EUR	9,682	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(124,589)	32,226	(92,363)

EUR	10,400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	79,205	(16)	79,189

EUR	5,660	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	137,635	8	137,643

EUR	3,520	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	198,668	(1)	198,667

EUR	3,472	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	182,796	—	182,796

EUR	5,470	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	342,783	(2)	342,781

EUR	30,400	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	2,848,360	8	2,848,368

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	4,758	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	$527,142	$(57)	$527,085

EUR	13,498	Receives	6-month EURIBOR (pays semi-annually)	0.12% (pays annually)	6/8/50	1,884,152	(12)	1,884,140

SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,234,236	—	1,234,236

SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,251,163	—	1,251,163

SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,833,722	—	1,833,722

SGD	23,493	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	527,207	—	527,207

SGD	26,430	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	603,463	—	603,463

SGD	8,815	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	56,929	—	56,929

SGD	15,065	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	88,335	—	88,335

SGD	44,090	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	275,566	—	275,566

SGD	90,200	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	0.52% (pays semi-annually)	8/21/25	(1,198,262)	—	(1,198,262)

USD	2,481	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(131,284)	—	(131,284)

USD	5,590	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(219,475)	—	(219,475)

USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(356,657)	—	(356,657)

USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(38,505)	—	(38,505)

USD	2,978	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(100,924)	—	(100,924)

USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(231,059)	—	(231,059)

USD	742	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(23,465)	—	(23,465)

USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(42,628)	—	(42,628)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(4,733)	—	(4,733)

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	20,810	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	$30,629	$—	$30,629

USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	0.33% (pays semi-annually)	5/18/25	26,198	—	26,198

USD	3,742	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	6/12/25	42,757	—	42,757

USD	14,000	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	187,509	—	187,509

USD	59,173	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(2,578,448)	—	(2,578,448)

USD	59,130	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	(907,683)	—	(907,683)

USD	26,160	Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	6/5/30	1,744,342	—	1,744,342

USD	3,524	Receives	3-month USD-LIBOR (pays quarterly)	1.27% (pays semi-annually)	2/16/31	105,120	—	105,120

USD	1,751	Receives	3-month USD-LIBOR (pays quarterly)	1.37% (pays semi-annually)	2/19/31	34,551	—	34,551

USD	14,977	Receives	3-month USD-LIBOR (pays quarterly)	1.36% (pays semi-annually)	2/22/31	311,667	—	311,667

USD	21,231	Receives	3-month USD-LIBOR (pays quarterly)	1.43% (pays semi-annually)	2/23/31	309,443	—	309,443

USD	760	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/24/31	12,426	—	12,426

USD	3,189	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	243,189	—	243,189

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	47,752	—	47,752

USD	2,190	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	18,711	—	18,711

USD	1,462	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	27,206	—	27,206

USD	1,561	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	26,159	—	26,159

USD	1,960	Receives	3-month USD-LIBOR (pays quarterly)	0.93% (pays semi-annually)	6/15/50	499,124	—	499,124

USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	6/16/50	268,785	—	268,785

USD	9,369	Receives	3-month USD-LIBOR (pays quarterly)	1.03% (pays semi-annually)	6/19/50	2,155,965	—	2,155,965

USD	1,481	Receives	3-month USD-LIBOR (pays quarterly)	1.00% (pays semi-annually)	6/22/50	351,207	—	351,207

ZAR	72,640	Pays	3-month ZAR JIBAR (pays quarterly)	5.47% (pays quarterly)	2/24/26	(53,719)	242	(53,477)

ZAR	476,700	Pays	3-month ZAR JIBAR (pays quarterly)	5.52% (pays quarterly)	2/24/26	(275,164)	1,633	(273,531)

ZAR	419,363	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	83,914	1,637	85,551

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

ZAR	474,840	Pays	3-month ZAR JIBAR (pays quarterly)	5.88% (pays quarterly)	3/11/26	$181,991	$1,905	$183,896

ZAR	474,850	Pays	3-month ZAR JIBAR (pays quarterly)	5.82% (pays quarterly)	3/11/26	95,017	1,854	96,871

Total						$7,292,613	$90,363	$7,382,976

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	$6,050	1.00% (pays quarterly)(1)	6/20/21	0.38%	$12,337	$24,892	$37,229

Turkey	77,931	1.00 (pays quarterly)(1)	6/20/21	3.04	(135,828)	451,244	315,416

Turkey	14,870	1.00 (pays quarterly)(1)	12/20/21	3.22	(194,537)	373,589	179,052

Total	$98,851				$(318,028)	$849,725	$531,697

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Malaysia	$162,817	1.00% (pays quarterly)(1)	6/20/26	$(4,659,452)	$4,509,103	$(150,349)

Markit CDX Emerging Markets Index (CDX.EM.31.V2)	940	1.00% (pays quarterly)(1)	6/20/24	791	(17,279)	(16,488)

Mexico	9,690	1.00% (pays quarterly)(1)	6/20/26	(40,870)	(14,380)	(55,250)

Qatar	52,167	1.00% (pays quarterly)(1)	12/20/22	(776,995)	(6,229)	(783,224)

Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	(635,731)	(702,834)	(1,338,565)

Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	(635,757)	(702,948)	(1,338,705)

Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	(1,533,700)	(1,598,010)	(3,131,710)

Russia	247,597	1.00% (pays quarterly)(1)	6/20/26	(563,281)	(1,022,411)	(1,585,692)

Saudi Arabia	47,234	1.00% (pays quarterly)(1)	6/20/26	(834,038)	710,640	(123,398)

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	$101,209	1.00% (pays quarterly)(1)	6/20/26	$5,502,753	$(6,018,615)	$(515,862)

South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	3,688,073	(3,804,834)	(116,761)

South Africa	58,700	1.00% (pays quarterly)(1)	6/20/29	6,992,081	(7,843,172)	(851,091)

Turkey	147,494	1.00% (pays quarterly)(1)	6/20/26	20,715,088	(9,597,057)	11,118,031

Total				$27,218,962	$(26,108,026)	$1,110,936

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Vietnam	Barclays Bank PLC	$6,200	1.00% (pays quarterly)(1)	6/20/26	1.05%	$(7,273)	$31,023	$23,750

Vietnam	Goldman Sachs International	5,900	1.00% (pays quarterly)(1)	6/20/26	1.05	(6,921)	29,522	22,601

Vietnam	Nomura International PLC	3,500	1.00% (pays quarterly)(1)	6/20/26	1.05	(4,106)	8,572	4,466

Total		$15,600				$(18,300)	$69,117	$50,817

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Dubai	Barclays Bank PLC	$6,348	1.00% (pays quarterly)(1)	12/20/24	$(63,624)	$(76,775)	$(140,399)

Dubai	Barclays Bank PLC	9,572	1.00% (pays quarterly)(1)	12/20/24	(95,936)	(115,868)	(211,804)

Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	609,218	(697,829)	(88,611)

Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	568,766	(650,162)	(81,396)

Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	50,877	(203,952)	(153,075)

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	166,479	(253,607)	(87,128)

Oman	Bank of America, N.A.	23,000	1.00% (pays quarterly)(1)	6/20/26	1,879,676	(2,637,251)	(757,575)

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Qatar	Goldman Sachs International	$1,730	1.00% (pays quarterly)(1)	9/20/24	$(44,902)	$502	$(44,400)

Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	(139,638)	6,251	(133,387)

Saudi Arabia	Barclays Bank PLC	45,001	1.00% (pays quarterly)(1)	6/20/31	469,599	(840,550)	(370,951)

Saudi Arabia	Goldman Sachs International	61,170	1.00% (pays quarterly)(1)	6/20/31	638,327	(794,498)	(156,171)

South Africa	Goldman Sachs International	59,340	1.00% (pays quarterly)(1)	6/20/31	9,167,073	(9,732,159)	(565,086)

South Africa	Goldman Sachs International	229,800	1.00% (pays quarterly)(1)	6/20/31	35,500,395	(37,748,251)	(2,247,856)

Total					$48,706,310	$(53,744,149)	$(5,037,839)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2021, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $114,451,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	63,000	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	5/14/21	$(688,438)

Citibank, N.A.	USD	54,000	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	5/14/21	(612,803)

Citibank, N.A.	USD	49,400	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	5/14/21	(609,757)

Goldman Sachs International	PEN	82,705	Total Return on Peru Government Bond, 6.95% due 8/12/31 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 120 bp on $21,824,779 (pays upon termination) plus USD equivalent of Notional Amount at termination date	8/2/21	24,793

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	PEN	91,895	Total Return on Peru Government Bond, 6.15% due 8/12/32 (pays upon termination) plus Notional Amount at termination date	3-month USD-LIBOR plus 120 bp on $24,227,524 (pays upon termination) plus USD equivalent of Notional Amount at termination date	8/3/21	$49,925

JPMorgan Chase Bank, N.A.	CNY	108,646	Total Return on Shenzhen Stock Exchange Composite Index (pays upon termination)	3-month USD-LIBOR minus 8.00% on $16,635,248 (pays quarterly)	7/16/21	643,729

						$(1,192,551)

Cross-Currency Swaps

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	1-day Indice Camara Promedio Rate on CLP 3,065,468,431 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 105,139 (pays semi-annually)*	2/10/31	$336,584

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 5,746,741,122 (pays semi-annually)*	(0.25)% on CLP equivalent of CLF 197,150 (pays semi-annually)*	2/9/31	668,505

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,899,416,943 (pays semi-annually)*	(0.24)% on CLP equivalent of CLF 99,419 (pays semi-annually)*	2/11/31	336,108

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 2,897,972,385 (pays semi-annually)*	(0.27)% on CLP equivalent of CLF 99,419 (pays semi-annually)*	2/12/31	349,773

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,412,052,742 (pays semi-annually)*	(0.32)% on CLP equivalent of CLF 48,346 (pays semi-annually)*	2/17/31	182,964

Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 5,537,558,427 (pays semi-annually)*	(0.15)% on CLP equivalent of CLF 189,501 (pays semi-annually)*	2/19/31	588,918

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,688,064,617 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 57,897 (pays semi-annually)*	2/10/31	191,415

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,688,485,528 (pays semi-annually)*	(0.20)% on CLP equivalent of CLF 57,897 (pays semi-annually)*	2/11/31	186,026

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,688,485,528 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 57,897 (pays semi-annually)*	2/11/31	189,666

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 3,377,000,220 (pays semi-annually)*	(0.22)% on CLP equivalent of CLF 115,795 (pays semi-annually)*	2/11/31	381,762

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 3,377,000,220 (pays semi-annually)*	(0.23)% on CLP equivalent of CLF 115,795 (pays semi-annually)*	2/11/31	386,616

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (continued)

Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 2,691,275,295 (pays semi-annually)*	(0.30)% on CLP equivalent of CLF 92,259 (pays semi-annually)*	2/12/31	$336,185

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,691,010,995 (pays semi-annually)*	(0.34)% on CLP equivalent of CLF 57,897 (pays semi-annually)*	2/16/31	224,007

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 2,536,501,889 (pays semi-annually)*	(0.31)% on CLP equivalent of CLF 86,845 (pays semi-annually)*	2/16/31	325,083

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,705,192,520 (pays semi-annually)*	(0.21)% on CLP equivalent of CLF 58,368 (pays semi-annually)*	2/18/31	193,551

The Bank of Nova Scotia	1-day Indice Camara Promedio Rate on CLP 1,705,617,439 (pays semi-annually)*	(0.16)% on CLP equivalent of CLF 58,368 (pays semi-annually)*	2/19/31	182,004

				$5,059,167

*

At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CLF	–	Chilean Unidad de Fomento

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

KES	–	Kenyan Shilling

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

UZS	–	Uzbekistani Som

ZAR	–	South African Rand

48	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $2,583,020,971)	$2,588,204,073

Affiliated investment, at value (identified cost, $222,115,672)	222,115,672

Cash	96,458,391

Deposits for derivatives collateral —

Centrally cleared derivatives	118,499,852

OTC derivatives	6,266,700

Foreign currency, at value (identified cost, $43,024,593)	43,157,906

Interest and dividends receivable	37,363,076

Dividends receivable from affiliated investment	14,415

Receivable for investments sold	4,710,640

Receivable for variation margin on open centrally cleared derivatives	2,763,271

Receivable for open forward foreign currency exchange contracts	20,858,540

Receivable for open swap contracts	10,079,643

Receivable for closed non-deliverable bond forward contracts	10,035

Upfront payments on open non-centrally cleared swap contracts	53,750,902

Receivable for open non-deliverable bond forward contracts	628,938

Total assets	$3,204,882,054

Liabilities

Cash collateral due to brokers	$3,134,000

Written options outstanding, at value (premiums received, $510,426)	538,402

Payable for investments purchased	18,697,856

Payable for securities sold short, at value (proceeds, $94,101,926)	89,382,971

Payable for variation margin on open financial futures contracts	1,115,906

Payable for open forward foreign currency exchange contracts	37,823,327

Payable for open swap contracts	6,948,837

Payable for closed non-deliverable bond forward contracts	82,102

Upfront receipts on open non-centrally cleared swap contracts	75,870

Payable for open non-deliverable bond forward contracts	985,212

Payable to affiliates:

Investment adviser fee	2,310,446

Trustees’ fees	9,218

Interest payable on securities sold short	173,790

Accrued expenses	2,185,544

Total liabilities	$163,463,481

Net Assets applicable to investors’ interest in Portfolio	$3,041,418,573

49	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest and other income (net of foreign taxes, $1,788,542)	$103,286,670

Dividends (net of foreign taxes, $126,782)	1,906,984

Dividends from affiliated investment	152,875

Total investment income	$105,346,529

Expenses

Investment adviser fee	$14,300,148

Trustees’ fees and expenses	54,250

Custodian fee	1,029,446

Legal and accounting services	82,971

Interest expense and fees	779,840

Interest and dividend expense on securities sold short	1,311,764

Miscellaneous	51,319

Total expenses	$17,609,738

Net investment income	$87,736,791

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$35,125,957

Securities sold short	(1,356,835)

Futures contracts	15,948,828

Swap contracts	(36,244,734)

Forward commodity contracts	(6,748,362)

Foreign currency transactions	(2,717,621)

Forward foreign currency exchange contracts	(26,868,927)

Non-deliverable bond forward contracts	(3,416,647)

Net realized loss	$(26,278,341)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $146,147)	$58,394,208

Written options	(27,976)

Securities sold short	(1,745,192)

Futures contracts	7,583,254

Swap contracts	28,909,480

Forward commodity contracts	4,537,148

Foreign currency	434,600

Forward foreign currency exchange contracts	(37,732,771)

Non-deliverable bond forward contracts	(356,274)

Net change in unrealized appreciation (depreciation)	$59,996,477

Net realized and unrealized gain	$33,718,136

Net increase in net assets from operations	$121,454,927

50	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$87,736,791	$178,334,462

Net realized gain (loss)	(26,278,341)	50,054,539

Net change in unrealized appreciation (depreciation)	59,996,477	(47,626,361)

Net increase in net assets from operations	$121,454,927	$180,762,640

Capital transactions —

Contributions	$255,995,880	$204,435,055

Withdrawals	(381,752,082)	(670,755,810)

Net decrease in net assets from capital transactions	$(125,756,202)	$(466,320,755)

Net decrease in net assets	$(4,301,275)	$(285,558,115)

Net Assets

At beginning of period	$3,045,719,848	$3,331,277,963

At end of period	$3,041,418,573	$3,045,719,848

51	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Consolidated Financial Highlights

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2020		2019		2018		2017	2016

Ratios (as a percentage of average daily net assets):

Expenses(1)	1.15	%(2)	1.11	%(3)	1.26	%(3)	1.11	%(3)	1.13%	1.10%

Net investment income	5.74	%(2)	5.69%		5.86%		5.09%		4.54%	5.09%

Portfolio Turnover	34	%(4)	80%		71%		75%		76%	97%

Total Return	3.95	%(4)	6.57	%(3)	8.22	%(3)	(7.08	)%(3)	5.65%	7.79	%(5)

Net assets, end of period (000’s omitted)	$3,041,419		$3,045,720		$3,331,278		$4,516,938		$4,067,979	$2,260,213

(1)

Includes interest and/or dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.14%, 0.09%, 0.24%, 0.07%, 0.06% and 0.03% of average daily net assets for the six months ended April 30, 2021 and the years ended October 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.04%, 0.05% and 0.03% of average daily net assets for the years ended October 31, 2020, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

52	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2021, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 87.3%, 12.2% and 0.5%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2021 were $10,621,241 or 0.3% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward commodity contracts are generally valued at the price provided by the exchange on which they are traded or if unavailable, by a third party pricing service based on an interpolation of the forward rates. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

53

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

54

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange, Non-Deliverable Bond Forward and Forward Commodity Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Unrealized and realized gains and losses on forward commodity contracts, which are entered into for the purchase or sale of a specific commodity at a fixed price on a future date, are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and, in the case of forward foreign currency exchange contracts, from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes

55

Global Macro Absolute Return Advantage Portfolio

April 30, 2021

Notes to Consolidated Financial Statements (Unaudited) — continued

in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption

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bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

T  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

U  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

V  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

W  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio and Subsidiary entered into new investment advisory agreements (the “New Agreements”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreements (and the Portfolio’s and Subsidiary’s investment advisory agreements with BMR in effect prior to March 1, 2021), the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.000% of its respective average daily net assets up to $500 million, 0.950% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.900% from $2.5 billion but less than $5 billion and 0.880% on average daily net assets of $5 billion and over, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its

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interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2021, the Portfolio’s investment adviser fee amounted to $14,300,148 or 0.94% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

During the six months ended April 30, 2021, BMR reimbursed the Portfolio $7,560 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2021 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$805,986,452	$931,968,036

U.S. Government and Agency Securities	—	—

	$805,986,452	$931,968,036

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,879,949,248

Gross unrealized appreciation	$135,426,536

Gross unrealized depreciation	(220,567,993)

Net unrealized depreciation	$(85,141,457)

5  Restricted Securities

At April 30, 2021, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Mt. Logan Re Ltd., Series A-1	12/30/20	8,600	$8,600,000	$8,335,635

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, forward commodity contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

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The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Consolidated Portfolio of Investments. At April 30, 2021, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio investsts in commodities-linked derivative instruments, including commodity futures contracts, forward commodity contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, cross-currency swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and option contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2021, the fair value of derivatives with credit-related contingent features in a net liability position was $41,620,339. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $26,938,662 at April 30, 2021.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2021. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

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The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2021 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price		Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—		$981,851	$7,155,199	$8,137,050

Not applicable	1,229,308 *	36,911,123 *	1,979,978	*	11,621,550 *	34,508,102 *	86,250,061

Receivable for open forward foreign currency exchange contracts	—	—	—		20,858,540	—	20,858,540

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	49,050,410	643,729		74,718	9,310,379	59,079,236

Receivable for open non-deliverable bond forward contracts	—	—	—		—	628,938	628,938

Total Asset Derivatives	$1,229,308	$85,961,533	$2,623,707		$33,536,659	$51,602,618	$174,953,825

Derivatives not subject to master netting or similar agreements	$1,229,308	$36,911,123	$1,979,978		$11,621,550	$34,508,102	$86,250,061

Total Asset Derivatives subject to master netting or similar agreements	$—	$49,050,410	$643,729		$21,915,109	$17,094,516	$88,703,764

	Commodity	Credit	Equity Price		Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$—		$(538,402)	$—	$(538,402)

Not applicable	—	(10,010,189)*	(34,622	)*	(29,556,158)*	(29,885,691)*	(69,486,660)

Payable for open forward foreign currency exchange contracts	—	—	—		(37,823,327)	—	(37,823,327)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(1,910,998)	(362,400)	—		—	—	(2,273,398)

Payable for open non-deliverable bond forward contracts	—	—	—		—	(985,212)	(985,212)

Total Liability Derivatives	$(1,910,998)	$(10,372,589)	$(34,622)		$(67,917,887)	$(30,870,903)	$(111,106,999)

Derivatives not subject to master netting or similar agreements	$—	$(10,010,189)	$(34,622)		$(29,556,158)	$(29,885,691)	$(69,486,660)

Total Liability Derivatives subject to master netting or similar agreements	$(1,910,998)	$(362,400)	$—		$(38,361,729)	$(985,212)	$(41,620,339)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$14,866,421	$(5,101,683)	$(4,287,851)	$—	$5,476,887	$—

Barclays Bank PLC	1,398,958	(663,435)	—	(735,523)	—	870,000

BNP Paribas	915,650	(915,650)	—	—	—	—

Citibank, N.A.	3,409,374	(3,409,374)	—	—	—	—

Credit Agricole Corporate and Investment Bank	327,684	(327,684)	—	—	—	—

Deutsche Bank AG	52,659	—	—	—	52,659	—

Goldman Sachs International	51,388,023	(2,075,646)	(49,312,377)	—	—	—

HSBC Bank USA, N.A.	911,236	(557,700)	(123,437)	—	230,099	—

ICBC Standard Bank plc	228,310	(228,310)	—	—	—	—

JPMorgan Chase Bank, N.A.	1,652,730	(1,652,730)	—	—	—	74,000

Standard Chartered Bank	10,672,165	(10,672,165)	—	—	—	—

State Street Bank and Trust Company	1,393	—	—	—	1,393	—

The Bank of Nova Scotia	2,596,315	—	—	(2,190,000)	406,315	2,190,000

UBS AG	282,846	(282,846)	—	—	—	—

	$88,703,764	$(25,887,223)	$(53,723,665)	$(2,925,523)	$6,167,353	$3,134,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(5,101,683)	$5,101,683	$—	$—	$—	$—

Barclays Bank PLC	(663,435)	663,435	—	—	—	—

BNP Paribas	(5,402,414)	915,650	4,486,764	—	—	—

Citibank, N.A.	(8,955,898)	3,409,374	5,546,524	—	—	3,132,700

Credit Agricole Corporate and Investment Bank	(649,714)	327,684	322,030	—	—	—

Goldman Sachs International	(2,075,646)	2,075,646	—	—	—	—

HSBC Bank USA, N.A.	(557,700)	557,700	—	—	—	—

ICBC Standard Bank plc	(1,537,973)	228,310	1,309,663	—	—	—

JPMorgan Chase Bank, N.A.	(1,727,920)	1,652,730	—	—	(75,190)	—

Nomura International PLC	(143,744)	—	143,744	—	—	—

Standard Chartered Bank	(14,402,489)	10,672,165	3,730,324	—	—	—

UBS AG	(401,723)	282,846	118,877	—	—	—

	$(41,620,339)	$25,887,223	$15,657,926	$—	$(75,190)	$3,132,700

Total — Deposits for derivatives collateral — OTC derivatives						$6,266,700

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2021 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Futures contracts	$(4,941,021)	$—	$5,223,127	$—	$15,666,722	$15,948,828

Swap contracts	9,728,290	(46,619,682)	5,344,928	1,047,973	(5,746,243)	(36,244,734)

Forward commodity contracts	(6,748,362)	—	—	—	—	(6,748,362)

Forward foreign currency exchange contracts	—	—	—	(26,868,927)	—	(26,868,927)

Non-deliverable bond forward contracts	—	—	—	—	(3,416,647)	(3,416,647)

Total	$(1,961,093)	$(46,619,682)	$10,568,055	$(25,820,954)	$6,503,832	$(57,329,842)

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$—	$(1,937,281)	$(1,682,362)	$(3,619,643)

Written options	—	—	—	(27,976)	—	(27,976)

Futures contracts	170,421	—	3,072,215	—	4,340,618	7,583,254

Swap contracts	(6,945,042)	(9,169,237)	877,977	395,458	43,750,324	28,909,480

Forward commodity contracts	4,537,148	—	—	—	—	4,537,148

Forward foreign currency exchange contracts	—	—	—	(37,732,771)	—	(37,732,771)

Non-deliverable bond forward contracts	—	—	—	—	(356,274)	(356,274)

Total	$(2,237,473)	$(9,169,237)	$3,950,192	$(39,302,570)	$46,052,306	$(706,782)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2021, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Commodity Contracts	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts

$279,101,000	$361,355,000	$56,070,000	$8,966,690,000	$91,480,000

Purchased Swaptions	Purchased Call Options	Swap Contracts

$142,657,000	$1,213,286,000	$6,222,540,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts outstanding during the six months ended April 30, 2021, which are indicative of the volume of these derivative types, were approximately $132,000,000 and $19,873,000, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee

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Notes to Consolidated Financial Statements (Unaudited) — continued

totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2021.

8  Reverse Repurchase Agreements

There were no reverse repurchase agreements outstanding as of April 30, 2021. For the six months ended April 30, 2021, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $78,832,000 and 1.72%, respectively.

9  Investments in Affiliated Funds

At April 30, 2021, the value of the Portfolio’s investment in affiliated funds was $222,115,672, which represents 7.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$316,280,512	$1,114,807,702	$(1,208,972,542)	$—	$—	$222,115,672	$152,875	222,115,672

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Convertible Bonds	$—	$4,862,948		$—	$4,862,948

Foreign Corporate Bonds	—	170,829,691		18,853,236	189,682,927

Loan Participation Notes	—	—		55,314,005	55,314,005

Senior Floating-Rate Loans	—	—		861,778	861,778

Sovereign Government Bonds	—	1,831,944,279		—	1,831,944,279

Sovereign Loans	—	107,090,343		—	107,090,343

Collateralized Mortgage Obligations	—	7,267,491		—	7,267,491

U.S. Government Guaranteed Small Business Administration Loans	—	31,010,374		—	31,010,374

Common Stocks	26,453,317	128,628,129	*	—	155,081,446

Reinsurance Side Cars	—	—		15,224,055	15,224,055

Rights	—	0		—	0

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Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total

Short-Term Investments —

Sovereign Government Securities	$—	$71,793,122	$—	$71,793,122

Repurchase Agreements	—	54,934,782	—	54,934,782

U.S. Treasury Obligations	—	54,999,473	—	54,999,473

Other	—	222,115,672	—	222,115,672

Purchased Currency Options	—	981,851	—	981,851

Purchased Interest Rate Swaptions	—	2,063,455	—	2,063,455

Purchased Call Options	—	5,091,744	—	5,091,744

Total Investments	$26,453,317	$2,693,613,354	$90,253,074	$2,810,319,745

Forward Foreign Currency Exchange Contracts	$—	$32,480,090	$—	$32,480,090

Non-deliverable Bond Forward Contracts	—	628,938	—	628,938

Futures Contracts	7,590,812	903,782	—	8,494,594

Swap Contracts	—	125,213,153	—	125,213,153

Total	$34,044,129	$2,852,839,317	$90,253,074	$2,977,136,520

Liability Description

Securities Sold Short	$(16,706,586)	$(72,676,385)	$—	$(89,382,971)

Written Currency Options	—	(538,402)	—	(538,402)

Forward Foreign Currency Exchange Contracts	—	(67,379,485)	—	(67,379,485)

Non-deliverable Bond Forward Contracts	—	(985,212)	—	(985,212)

Futures Contracts	(84,446)	—	—	(84,446)

Swap Contracts	—	(42,119,454)	—	(42,119,454)

Total	$(16,791,032)	$(183,698,938)	$—	$(200,489,970)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating- Rate Loans	Investments in Foreign Corporate Bonds	Investments in Loan Participation Notes	Investments in Reinsurance Side Cars*	Investments in Warrants	Total

Balance as of October 31, 2020	$1,381,786	$35,326,462	$52,169,729	$—	$0	$88,877,977

Realized gains (losses)	—	(407,981)	—	—	59,223	(348,758)

Change in net unrealized appreciation (depreciation)	—	3,894,405	(3,590,727)	(475,945)	—	(172,267)

Cost of purchases	—	—	6,891,424	15,700,000	—	22,591,424

Proceeds from sales, including return of capital	(520,008)	(19,843,090)	—	—	(59,223)	(20,422,321)

Accrued discount (premium)	—	(116,560)	(156,421)	—	—	(272,981)

Transfers to Level 3	—	—	—	—	—	—

Transfers from Level 3	—	—	—	—	—	—

Balance as of April 30, 2021	$861,778	$18,853,236	$55,314,005	$15,224,055	$—	$90,253,074

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2021	$—	$1,412,804	$(3,590,727)	$(475,945)	$—	$(2,653,868)

*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of April 30, 2021:

Type of Investment	Fair Value as of April 30, 2021	Valuation Technique	Unobservable Inputs	Input	Impact to Valuation from an Increase to Input*

Senior Floating-Rate Loans	$861,778	Estimated Recovery Value	Estimated Recovery Value Percentage	33.05%	Increase

Foreign Corporate Bonds	18,853,236	Matrix Pricing	Credit Spread to Iceland Government Bond Yield	2.00%	Decrease

Loan Participation Notes	55,314,005	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	4.98%	Decrease

Included in foreign corporate bonds are securities valued at $0 based on their estimated recovery value percentage.

*

Represents the directional change in the fair value of the Level 3 investments that would result in an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.

Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.

LIBOR Transition Risk

Certain instruments held by the Portfolio may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, is expected to cease publishing certain LIBOR settings on December 31, 2021, and the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR is expected to be defined in advance of the anticipated discontinuation, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate or rates. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

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Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) held a Joint Special Meeting of Shareholders on February 18, 2021 for the following purposes: (1) to approve a new investment advisory and administrative agreement with Eaton Vance Management to serve as the Fund’s investment adviser and administrator (“Proposal 1”); and (2) to provide voting instructions to the Fund, which invests pursuant to a master-feeder arrangement, with respect to the approval of a new investment advisory agreement with Boston Management and Research to serve as investment adviser to Global Macro Absolute Return Advantage Portfolio (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	200,362,851.989	653,710.819	2,109,306.345	0

Proposal 2	200,307,418.422	657,522.008	2,160,928.723	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

Interestholder Meeting

Global Macro Absolute Return Advantage Portfolio (the “Portfolio”) held a Joint Special Meeting of Interestholders on February 19, 2021 in order to approve a new investment advisory agreement with Boston Management and Research to serve as the Portfolio’s investment adviser (the “Proposal”). The interestholder meeting results are as follows:

For	Against	Abstain(1)

98.041%	0.462%	1.498%

Results may not total 100% due to rounding.

(1)	Abstentions were treated as interests that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on the Proposal.

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Eaton Vance

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April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Global Macro Absolute Return Advantage Fund	Eaton Vance Management	None

Global Macro Absolute Return Advantage Portfolio	Boston Management and Research	None

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”(1) and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

(1)

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

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Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

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April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the

69

Eaton Vance

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April 30, 2021

Board of Trustees’ Contract Approval — continued

Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

70

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

71

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2021

Board of Trustees’ Contract Approval — continued

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

72

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2021

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

73

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

74

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

75

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

76

Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Absolute Return Advantage Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021